INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials and consumables	$ 52	$ 270
Work in progress	0	155
Finished goods and other	9	210
Carrying amount of inventories	$ 61	635
Dispositions from deconsolidation of operations		$ 575